COMMON SHARE CAPITAL - Public equity offering (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 18, 2016 USD ($)	Mar. 15, 2016 $ / shares shares	Mar. 04, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 shares
COMMON SHARE CAPITAL
Equity issuance (shares) | shares				1,245,049,712	1,247,003,940
Gross proceeds	$ 287.7
Transaction costs	12.0
Net proceeds	$ 275.7			$ 275.7
Equity offering
COMMON SHARE CAPITAL
Equity issuance (shares) | shares			83,400,000
Common stock par value (in dollars per share) | $ / shares			$ 3.00
Gross proceeds			$ 250.0
Over-allotment
COMMON SHARE CAPITAL
Equity issuance (shares) | shares		12,500,000
Common stock par value (in dollars per share) | $ / shares		$ 3.00
Percentage of additional shares purchased due to options exercised by underwriters		15